Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
COMMUNICATION SERVEICES - 1.4%
Diversified Telecommunication Services - 1.4%
Cogent Communications Holdings, Inc. (a)	668,196	50,729,440

CONSUMER DISCRETIONARY - 10.0%
Broadline Retail - 2.0%
Global-e Online Ltd. (a)(b)	780,932	30,019,026
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	411,607	40,008,201
		70,027,227
Hotels, Restaurants & Leisure - 4.2%
Caesars Entertainment, Inc. (b)	681,912	28,463,007
Genius Sports Ltd. (b)	2,239,583	17,558,331
Life Time Group Holdings, Inc. (b)	1,635,706	39,943,940
Sweetgreen, Inc. - Class A (a)(b)	1,766,616	62,626,537
		148,591,815
Household Durables - 3.0%
Dream Finders Homes, Inc. - Class A (a)(b)	529,592	19,176,526
Lovesac Co. (a)(b)	589,121	16,878,316
SharkNinja, Inc.	452,946	49,239,760
Smith Douglas Homes Corp. (a)(b)	579,947	21,910,398
		107,205,000
Specialty Retail - 0.8%
Victoria's Secret & Co. (b)	1,124,622	28,902,785
TOTAL CONSUMER DISCRETIONARY		354,726,827

CONSUMER STAPLES - 0.5%
Personal Care Products - 0.5%
Oddity Tech Ltd. - Class A (a)(b)	453,717	18,321,092

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Denison Mines Corp. (a)(b)	18,181,540	33,272,218
Northern Oil & Gas, Inc. (a)	865,358	30,642,327
Scorpio Tankers, Inc.	66,246	4,723,340
		68,637,885
TOTAL ENERGY		68,637,885

FINANCIALS - 4.7%
Banks - 2.4%
Customers Bancorp, Inc. (b)	627,263	29,136,366
Western Alliance Bancorp	640,042	55,357,233
		84,493,599
Financial Services - 0.5%
I3 Verticals, Inc. - Class A (a)(b)	858,028	18,284,576
		$–
Insurance - 1.8%
HCI Group, Inc. (a)	523,827	56,080,919
Root, Inc. (a)(b)	157,504	5,950,501
		62,031,420
TOTAL FINANCIALS		164,809,595

HEALTH CARE - 23.5%
Biotechnology - 12.4%
ACADIA Pharmaceuticals, Inc. (b)	290,615	4,469,659
Biohaven Ltd. (b)	511,292	25,549,261
Blueprint Medicines Corp. (b)	381,875	35,323,438
Crinetics Pharmaceuticals, Inc. (b)	467,304	23,879,234
Cytokinetics, Inc. (a)(b)	559,133	29,522,222
Immunovant, Inc. (a)(b)	642,615	18,320,954
Insmed, Inc. (b)	847,359	61,857,207
Iovance Biotherapeutics, Inc. (a)(b)	4,575,551	42,964,424
Krystal Biotech, Inc. (a)(b)	285,713	52,008,337
MoonLake Immunotherapeutics (a)(b)	362,006	18,252,343
Neurocrine Biosciences, Inc. (b)	132,993	15,323,453
REVOLUTION Medicines, Inc. (b)	746,600	33,858,310
Rhythm Pharmaceuticals, Inc. (b)	337,797	17,697,185
Scholar Rock Holding Corp. (a)(b)	1,275,395	10,215,914
TG Therapeutics, Inc. (a)(b)	909,767	21,279,450
Viking Therapeutics, Inc. (a)(b)	455,996	28,869,107
		439,390,498
Health Care Equipment & Supplies - 4.5%
AtriCure, Inc. (b)	1,575,167	44,167,683
Haemonetics Corp. (a)(b)	126,845	10,195,801
Lantheus Holdings, Inc. (a)(b)	690,698	75,804,106
TransMedics Group, Inc. (a)(b)	192,467	30,217,319
		160,384,909
Health Care Providers & Services - 3.8%
Alignment Healthcare, Inc. (b)	2,286,892	27,031,063
Ensign Group, Inc.	124,275	17,873,231
Option Care Health, Inc. (b)	1,092,538	34,196,439
RadNet, Inc. (b)	717,859	49,812,236
Select Medical Holdings Corp.	189,409	6,604,692
		135,517,661
Health Care Technology - 0.6%
Evolent Health, Inc. - Class A (a)(b)	724,547	20,490,189
		$–
Pharmaceuticals - 2.2%
Axsome Therapeutics, Inc. (a)(b)	347,317	31,213,379
Intra-Cellular Therapies, Inc. (b)	339,105	24,812,313
Verona Pharma PLC - ADR (a)(b)	793,646	22,833,195
		78,858,887
TOTAL HEALTH CARE		834,642,144

INDUSTRIALS - 26.9%(c)
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (b)	145,268	58,049,093
Kratos Defense & Security Solutions, Inc. (b)	1,748,237	40,733,922
		98,783,015
Commercial Services & Supplies - 2.6%
CECO Environmental Corp. (b)	690,485	19,471,677
Clean Harbors, Inc. (b)	303,015	73,241,756
		92,713,433
Construction & Engineering - 8.4%
API Group Corp. (b)	80,523	2,658,870
Comfort Systems USA, Inc.	219,661	85,744,672
Construction Partners, Inc. - Class A (b)	252,480	17,623,104
Fluor Corp. (b)	684,985	32,680,634
Granite Construction, Inc. (a)	471,825	37,406,286
MasTec, Inc. (a)(b)	844,162	103,916,342
MDU Resources Group, Inc.	618,981	16,966,269
		296,996,177
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(b)	918,504	21,676,694
		$–
Ground Transportation - 4.1%
FTAI Infrastructure, Inc.	2,859,860	26,768,290
RXO, Inc. (b)	1,773,101	49,646,828
TFI International, Inc. (a)	158,243	21,661,884
XPO, Inc. (a)(b)	434,160	46,676,542
		144,753,544
Machinery - 1.4%
Flowserve Corp. (a)	317,525	16,412,867
Kornit Digital Ltd. (b)	468,992	12,116,408
SPX Technologies, Inc. (b)	120,678	19,243,314
		47,772,589
Marine Transportation - 1.8%
Kirby Corp. (b)	527,338	64,561,991
		$–
Professional Services - 0.5%
Parsons Corp. (b)	173,973	18,037,521
		$–
Trading Companies & Distributors - 4.7%
FTAI Aviation Ltd. (a)	1,124,047	149,385,846
Transcat, Inc. (a)(b)	155,914	18,829,734
		168,215,580
TOTAL INDUSTRIALS		953,510,544

INFORMATION TECHNOLOGY - 25.4%(c)
Communications Equipment - 0.8%
Ciena Corp. (b)	452,675	27,880,253
		$–
Electronic Equipment, Instruments & Components - 3.6%
Coherent Corp. (a)(b)	732,870	65,159,472
Fabrinet (b)	97,137	22,967,072
OSI Systems, Inc. (a)(b)	225,426	34,226,429
TTM Technologies, Inc. (b)	353,327	6,448,218
		128,801,191
IT Services - 3.3%
Applied Digital Corp. (b)	9,102,276	75,093,777
Couchbase, Inc. (b)	1,278,471	20,608,953
DigitalOcean Holdings, Inc. (a)(b)	560,823	22,651,641
		118,354,371
Professional Services - 0.9%
ExlService Holdings, Inc. (b)	781,549	29,816,094
		$–
Semiconductors & Semiconductor Equipment - 6.6%
FormFactor, Inc. (b)	916,754	42,170,684
indie Semiconductor, Inc. - Class A (a)(b)	1,406,187	5,610,686
MACOM Technology Solutions Holdings, Inc. (a)(b)	455,306	50,657,346
Semtech Corp. (a)(b)	1,914,746	87,427,302
SiTime Corp. (a)(b)	213,622	36,638,309
Ultra Clean Holdings, Inc. (b)	292,955	11,697,693
		234,202,020
Software - 10.2%
ACI Worldwide, Inc. (b)	1,853,788	94,357,809
Clearwater Analytics Holdings, Inc. - Class A (b)	1,847,523	46,649,956
CyberArk Software Ltd. (b)	144,984	42,278,784
JFrog Ltd. (b)	446,275	12,959,826
Q2 Holdings, Inc. (a)(b)	809,283	64,556,505
QXO, Inc.	2,551,165	40,231,872
Varonis Systems, Inc. (b)	1,081,685	61,115,203
		362,149,955
TOTAL INFORMATION TECHNOLOGY		901,203,884

MATERIALS - 2.7%
Construction Materials - 2.7%
Eagle Materials, Inc.	181,393	52,177,697
Knife River Corp. (b)	481,313	43,024,569
		95,202,266
TOTAL MATERIALS		95,202,266
TOTAL COMMON STOCKS (Cost $2,508,742,150)		3,441,783,677

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Financial Services - 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	968,150	33,372,131
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,730,453)		33,372,131

SHORT-TERM INVESTMENTS - 16.5%
Investments Purchased with Proceeds from Securities Lending - 14.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	508,356,459	508,356,459

Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class Z, 4.70% (d)	75,937,732	75,937,732
TOTAL SHORT-TERM INVESTMENTS (Cost $584,294,191)		584,294,191

TOTAL INVESTMENTS - 114.5% (Cost $3,119,766,794)		4,059,449,999
Liabilities in Excess of Other Assets - (14.5)%		(513,087,169)
TOTAL NET ASSETS - 100.0%		$3,546,362,830

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $496,183,421 which represented 14.0% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Hood River Small-Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,441,783,677	$–	$–	$3,441,783,677
Real Estate Investment Trusts	33,372,131	–	–	33,372,131
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	508,356,459
Money Market Funds	75,937,732	–	–	75,937,732
Total Investments	$3,551,093,540	$–	$–	$4,059,449,999

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $508,356,459 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.